Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class FI
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Equity Fund
Class Name	Class FI
Trading Symbol	LMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$126	1.05%
[1]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class FI shares of Franklin U.S. Large Cap Equity Fund returned 39.60%. The Fund compares its performance to the Russell 1000 Index, which returned 34.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance across all sectors, most notably in the information technology, industrials and utilities sectors.
↑	Overweight in AppLovin, Vistra and EMCOR Group, all with triple digit returns in the portfolio, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative returns in the energy sector.
↓	Sector allocation decisions, especially underweight to banks within the financials sector and overweighting non-bank financials.
↓	Overweight in Adobe, Weatherford International and IDEXX Laboratories, all with negative returns for the period, were the leading detractors at the security level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class FI	39.60	16.03	12.02
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Index	34.40	15.58	13.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 349,693,097
Holdings Count | $ / shares	135	[2]
Advisory Fees Paid, Amount	$ 1,505,520
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$349,693,097
Total Number of Portfolio Holdings*	135
Total Management Fee Paid	$1,505,520
Portfolio Turnover Rate	49%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Equity Fund
Class Name	Class I
Trading Symbol	LMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$96	0.80%
[3]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class I shares of Franklin U.S. Large Cap Equity Fund returned 39.96%. The Fund compares its performance to the Russell 1000 Index, which returned 34.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance across all sectors, most notably in the information technology, industrials and utilities sectors.
↑	Overweight in AppLovin, Vistra and EMCOR Group, all with triple digit returns in the portfolio, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative returns in the energy sector.
↓	Sector allocation decisions, especially underweight to banks within the financials sector and overweighting non-bank financials.
↓	Overweight in Adobe, Weatherford International and IDEXX Laboratories, all with negative returns for the period, were the leading detractors at the security level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class I	39.96	16.22	12.57
Russell 3000 Index	34.49	15.23	13.10
Russell 1000 Index	34.40	15.58	13.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 349,693,097
Holdings Count | $ / shares	135	[4]
Advisory Fees Paid, Amount	$ 1,505,520
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$349,693,097
Total Number of Portfolio Holdings*	135
Total Management Fee Paid	$1,505,520
Portfolio Turnover Rate	49%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Equity Fund
Class Name	Class IS
Trading Symbol	LMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$84	0.70%
[5]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2024, Class IS shares of Franklin U.S. Large Cap Equity Fund returned 40.04%. The Fund compares its performance to the Russell 1000 Index, which returned 34.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance across all sectors, most notably in the information technology, industrials and utilities sectors.
↑	Overweight in AppLovin, Vistra and EMCOR Group, all with triple digit returns in the portfolio, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative returns in the energy sector.
↓	Sector allocation decisions, especially underweight to banks within the financials sector and overweighting non-bank financials.
↓	Overweight in Adobe, Weatherford International and IDEXX Laboratories, all with negative returns for the period, were the leading detractors at the security level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2024

	1 Year	5 Year	10 Year
Class IS	40.04	16.32	12.34
Russell 3000 Index	34.49	15.23	12.89
Russell 1000 Index	34.40	15.58	13.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 349,693,097
Holdings Count | $ / shares	135	[6]
Advisory Fees Paid, Amount	$ 1,505,520
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$349,693,097
Total Number of Portfolio Holdings*	135
Total Management Fee Paid	$1,505,520
Portfolio Turnover Rate	49%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.